Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Schedule of Principal of Wholly Owned Subsidiaries

The principal wholly owned subsidiaries of the Company, their activities, and their geographic locations as at December 31, 2025 were as follows:

Name	Country of incorporation	Nature of business
Collective Mining Limited	Bermuda	Intermediate holding company
Collective Mining (USA), Inc.	USA	Corporate holding
Minerales Provenza SAS	Colombia	Intermediate holding company
Minera Campana SAS	Colombia	Exploration